INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 13,545	$ 13,409	$ 13,417
Less: accumulated amortization	(4,293)	(3,089)	(1,940)
impairment	(3,605)
Intangible assets, net	5,647	10,320	11,477
Estimated amortization expenses
2023	1
2024	1
2025	1
2026	1
2027	1
Total expected amortization expense	5
Trademark
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	7,841	7,766	7,766
Student base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	4,036	3,998	4,006
Initial franchise
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,641	1,626	1,626
Software and courses
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 27	$ 19	$ 19